Statements of Operations (Interim Periods Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Related party license revenues	$ 650,000	$ 650,000	$ 1,300,000	$ 1,300,000
Service revenues	142,404		250,734
Related party license and service revenues					2,663,328	2,600,000	2,600,000
Product revenues	291,356	72,887	513,025	199,081	1,154,838	69,450
Total revenues	1,083,760	722,887	2,063,759	1,499,081	3,818,166	2,669,450	2,600,000
Costs and operating expenses:
Cost of product revenues	156,757	30,397	258,426	113,337	656,414	16,314
Research and development costs	486,022	1,058,618	1,175,691	2,223,725	4,251,476	5,681,031	6,067,617
Reversal of R&D obligation (see Note 9)	(882,537)		(882,537)
Costs of withdrawn IPO						1,788,609
Selling, general, and administrative	1,803,045	1,105,921	3,143,148	2,341,476	4,831,814	4,698,786	3,595,917
Total costs and operating expenses	1,563,287	2,194,936	3,694,728	4,678,538	9,739,704	12,184,740	9,663,534
Operating loss	(479,527)	(1,472,049)	(1,630,969)	(3,179,457)	(5,921,538)	(9,515,290)	(7,063,534)
Other income (expense):
Gain on change in fair value of derivative liability						1,227,500
Other income (expense), net	(25,795)	(491)	(24,625)	(2,911)	104,850	413,623
Interest income	1,361	1,708	2,980	2,793	3,481	10,403	106,197
Interest expense	(96,018)	(598,450)	(2,421,754)	(1,140,325)	(2,498,204)	(1,590,471)	(152,473)
Loss before taxes					(8,311,411)	(9,454,235)	(7,109,810)
Income tax expense							49,250
Net loss	$ (599,979)	$ (2,069,282)	$ (4,074,368)	$ (4,319,900)	$ (8,311,411)	$ (9,454,235)	$ (7,159,060)
Net loss per share attributable to common stockholders:
Basic and diluted (in Dollars per share)	$ (0.01)	$ (0.13)	$ (0.12)	$ (0.27)	$ (0.52)	$ (1.40)	$ (1.34)
Weighted average shares outstanding:
Basic and diluted (in Shares)	40,596,069	15,859,990	32,891,808	15,859,990	15,961,371	6,773,714	5,336,633